Leases - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Total lease liability	$ 1,255	$ 1,751
Less: short term portion	(477)	(643)
Operating lease obligation, noncurrent	778	1,108
Discontinued Operations
Lessee, Lease, Description [Line Items]
Total lease liability	710
Operating lease obligation, noncurrent	444	531
Continuing Operations
Lessee, Lease, Description [Line Items]
Total lease liability	545
Operating lease obligation, noncurrent	$ 334	$ 577